Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net.
Property, Plant and Equipment, Net

8. Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	As of December 31,
	2024	2025
Production machineries, facilities and equipment	9,171,888	12,525,627
Mold and tooling	5,297,297	7,285,856
Building and building improvements	4,752,426	6,432,742
Construction in process	3,293,537	921,617
Leasehold improvements	2,803,507	3,387,938
Motor vehicles	2,143,894	2,482,091
Total	27,462,549	33,035,871
Less: Accumulated depreciation	(6,294,080)	(10,233,542)
Less: Accumulated impairment loss	(27,536)	(27,391)
Total property, plant and equipment, net	21,140,933	22,774,938

The Group recorded depreciation expenses of RMB1,758,370,RMB2,994,826 and RMB4,525,501 for the years ended December 31, 2023, 2024 and 2025, respectively.